Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating leases

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum operating lease payments as of December 31, 2012 are:

Minimum Lease Payment
RMB
Year ending December 31:
2013	21,067
2014	12,052
2015	7,730
2016	5,760
2017	2,529
Total	49,138